Subsequent Events (Details) $ / shares in Units, $ in Millions	Sep. 08, 2015 USD ($) agreement store	Sep. 11, 2015 USD ($) item	Nov. 30, 2014 $ / shares	Nov. 30, 2013 $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Par value of common stock (in dollars per share) | $ / shares			$ 0.10	$ 0.10
Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of definitive agreements entered by entity | agreement	3
Subsequent event | Private placement | Series A Preferred Stock | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate amount	$ 50.0
Certain operating and intellectual property assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of definitive agreements entered by entity | agreement	2
Number of Purchasers | item		2
Total consideration		$ 80.0
Certain intellectual property assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	$ 67.0
Escrow deposit by purchaser	2.5
Certain operating assets of Joe's brand and business | Sale of assets | Subsequent event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	13.0
Escrow deposit by purchaser	$ 1.5
Certain operating assets of Joe's brand and business | Sale of assets | Subsequent event | Expected
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of stores to be retained and operated | store	32